Note 16 - Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 16 - Acquisitions

NOTE 15 - ACQUISITIONS

 On March 29, 2015, the Company acquired a 50% interest in each of Leo Motors Factory 1 and 2 which are auto repair shops that specialize in repairing hand-made luxury cars such as Ferrari, Lamborghini, Bentley, Porsche, and Rolls Royce. The Company also acquired a 50% interest in Leo Trade specializing in trading luxury cars.

The consolidation of these acquisitions is presented below.

Leo Motors consolidation	LEO Motors	LEO Motors	LGM	LEO Motors	LEO Motors	LEO Trade	ELIM	Consolidated
March 31, 2015	US	Korea		Factory 1	Factory 2	(f/k/a/ Erum)	ENTRIES	Statements
All numbers shown in US Dollars							DR(CR)	3/31/2015
ASSETS
Cash and cash equivalents	$374	67853	211,957	91,187	2914	92173	0	466,458
Accounts receivable	0	0	476,777	8,754	48,425	418,422	0	952,378
Inventories	0	0	295,159	0	0	0	0	295,159
Prepayment to suppliers	0	137,236	160,484	0	0	0	0	297,720
Other current assets	0	7,297	57,403	1,595	125,212	36,685	0	228,192
Total Current Assets	374	212,386	1,201,780	101,536	176,551	547,280		2,239,907

Fixed assets, net	6,744	10,530	16,846	63,683	88,181	0	0	185,984
Deposit	0	46,234	22,637	4,804	145,196	9,025	0	227,896
Intangible assets	0	63,831	0	0	0	0	0	63,831
Goodwill	0	0	0	0	0	0	3,057,003	3,057,003
Investment in subsidiaries	8,089,368	0	0	0	0	0	-8,089,368	0
Total Non-Current Assets	8,096,112	120,595	39,483	68,487	233,377	9,025		3,534,714

Total Assets	$8,096,486	332,981	1,241,263	170,023	409,928	556,305	-5,032,365	5,774,621
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable and accrued expenses	$1,139,889	1,060,342	291,900	97,840	307,112	416,183	0	3,313,266
Short term borrowings	0	256,392	183,245	32,052	0	0	0	471,689
Advance from customers	0	30,381	9,141	0	4,513	0	0	44,035
Due to related parties	0	116,617	0	0	0	0	0	116,617
Taxes payable	0	137,780	10,673	13,559	78,783	226	0	241,021
Notes Payable current portion	0	0	0	0	0	353,747	0	353,747
Total Current Liabilities	1,139,889	1,601,512	494,959	143,451	390,408	770,156		4,540,375

Long Term Notes	0	36,698	117,075	0	173,928	0	0	327,701
Accrued severance benefits	0	2,075	0	0	0	0	0	2,075

Total Liabilities	1,139,889	1,640,285	612,034	143,451	564,336	770,156		4,870,151
Stockholders' Equity:
Common stock	154,144	2,831,276	284,870	90,253	135,379	180,505	(3,522,283)	154,144
Additional paid-in capital	21,253,084	1,831,184	1,285,902	0	0	0	(4,973,230)	19,396,940
Accumulated other comprehensive income	277,678	225,403	4,893	0	0	0	0	507,974
Accumulated loss	(14,728,309)	(6,195,167)	(946,436)	(63,681)	(289,787)	(394,356)	733,773	(21,883,963)
Total Stockholders' Deficit attributable to LEO MOTORS, INC.	6,956,597	(1,307,304)	629,229	26,572	(154,408)	(213,851)		(1,824,905)
Non-controlling interest	0	0	0	0	0	0	2,729,375	2,729,375
Total Stockholders' Deficit	6,956,597	(1,307,304)	629,229	26,572	(154,408)	(213,851)		904,470
Total Liabilities and Stockholders' Deficit	$8,096,486	332,981	1,241,263	170,023	409,928	556,305	(5,032,365)	5,774,621

NOTE 16 - ACQUISITIONS

On March 29, 2015, the Company acquired a 50% interest in each of Leo Motors Factory 1 and 2 which are auto repair shops that specialize in repairing hand-made luxury cars such as Ferrari, Lamborghini, Bentley, Porsche, and Rolls Royce. The Company also acquired a 50% interest in Leo Trade specializing in trading luxury cars.

The consolidation of these acquisitions is presented below.

Leo Motors consolidation	LEO Motors	LEO Motors	LGM	LEO Motors	LEO Motors	LEO Trade	ELIM	Consolidated
March 31, 2015	US	Korea		Factory 1	Factory 2	(f/k/a/ Erum)	ENTRIES	Statements
All numbers shown in US Dollars							DR(CR)	3/31/2015
ASSETS
Cash and cash equivalents	$374	67853	211,957	91,187	2914	92173	0	466,458
Accounts receivable	0	0	476,777	8,754	48,425	418,422	0	952,378
Inventories	0	0	295,159	0	0	0	0	295,159
Prepayment to suppliers	0	137,236	160,484	0	0	0	0	297,720
Other current assets	0	7,297	57,403	1,595	125,212	36,685	0	228,192
Total Current Assets	374	212,386	1,201,780	101,536	176,551	547,280		2,239,907

Fixed assets, net	6,744	10,530	16,846	63,683	88,181	0	0	185,984
Deposit	0	46,234	22,637	4,804	145,196	9,025	0	227,896
Intangible assets	0	63,831	0	0	0	0	0	63,831
Goodwill	0	0	0	0	0	0	3,057,003	3,057,003
Investment in subsidiaries	8,089,368	0	0	0	0	0	-8,089,368	0
Total Non-Current Assets	8,096,112	120,595	39,483	68,487	233,377	9,025		3,534,714

Total Assets	$8,096,486	332,981	1,241,263	170,023	409,928	556,305	-5,032,365	5,774,621
LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable and accrued expenses	$1,139,889	1,060,342	291,900	97,840	307,112	416,183	0	3,313,266
Short term borrowings	0	256,392	183,245	32,052	0	0	0	471,689
Advance from customers	0	30,381	9,141	0	4,513	0	0	44,035
Due to related parties	0	116,617	0	0	0	0	0	116,617
Taxes payable	0	137,780	10,673	13,559	78,783	226	0	241,021
Notes Payable current portion	0	0	0	0	0	353,747	0	353,747
Total Current Liabilities	1,139,889	1,601,512	494,959	143,451	390,408	770,156		4,540,375

Long Term Notes	0	36,698	117,075	0	173,928	0	0	327,701
Accrued severance benefits	0	2,075	0	0	0	0	0	2,075

Total Liabilities	1,139,889	1,640,285	612,034	143,451	564,336	770,156		4,870,151
Stockholders' Equity:
Common stock	154,144	2,831,276	284,870	90,253	135,379	180,505	(3,522,283)	154,144
Additional paid-in capital	21,253,084	1,831,184	1,285,902	0	0	0	(4,973,230)	19,396,940
Accumulated other comprehensive income	277,678	225,403	4,893	0	0	0	0	507,974
Accumulated loss	(14,728,309)	(6,195,167)	(946,436)	(63,681)	(289,787)	(394,356)	733,773	(21,883,963)
Total Stockholders' Deficit attributable to LEO MOTORS, INC.	6,956,597	(1,307,304	629,229	26,572	(154,408)	(213,851)		(1,824,905)
Non-controlling interest	0	0	0	0	0	0	2,729,375	2,729,375
Total Stockholders' Deficit	6,956,597	(1,307,304	629,229	26,572	(154,408)	(213,851)		904,470
Total Liabilities and Stockholders' Deficit	$8,096,486	332,981	1,241,263	170,023	409,928	556,305	(5,032,365)	5,774,621